Fair Value Measurements (Schedule of Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities) (Details) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Trading deposits [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	$ (505)	$ (985)
Total realized and unrealized gains (losses) included in income	33	(13)
Total realized and unrealized gains (losses) included in OCI	0	0
Movements purchases/Issuances	(191)	(122)
Movements Sales/Settlements	350	540
Transfers into Level 3 of fair value hierarchy, liabilities	0	0
Transfers Out of Level 3	40	75
Fair value ending balance	(273)	(505)
Change in Unrealized gain (losses) on instruments still held	32	(6)
Derivative financial liabilities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	(191)	(154)
Total realized and unrealized gains (losses) included in income	(91)	(66)
Total realized and unrealized gains (losses) included in OCI	0	0
Movements purchases/Issuances	0	0
Movements Sales/Settlements	(10)	34
Transfers into Level 3 of fair value hierarchy, liabilities	6	(11)
Transfers Out of Level 3	6	6
Fair value ending balance	(280)	(191)
Change in Unrealized gain (losses) on instruments still held	(76)	(45)
Derivative financial liabilities [member] | Interest rate contracts [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	(158)	(126)
Total realized and unrealized gains (losses) included in income	80	(70)
Total realized and unrealized gains (losses) included in OCI	0	0
Movements purchases/Issuances	0	0
Movements Sales/Settlements	10	38
Transfers into Level 3 of fair value hierarchy, liabilities	0	0
Transfers Out of Level 3	0	0
Fair value ending balance	(68)	(158)
Change in Unrealized gain (losses) on instruments still held	83	(34)
Derivative financial liabilities [member] | Foreign exchange contracts [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	1	(6)
Total realized and unrealized gains (losses) included in income	(18)	14
Total realized and unrealized gains (losses) included in OCI	0	0
Movements purchases/Issuances	0	0
Movements Sales/Settlements	4	2
Transfers into Level 3 of fair value hierarchy, liabilities	8	(14)
Transfers Out of Level 3	3	5
Fair value ending balance	(2)	1
Change in Unrealized gain (losses) on instruments still held	(3)	4
Derivative financial liabilities [member] | Equity contracts [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	(24)	(21)
Total realized and unrealized gains (losses) included in income	(108)	(5)
Total realized and unrealized gains (losses) included in OCI	0	0
Movements purchases/Issuances	0	0
Movements Sales/Settlements	(24)	(2)
Transfers into Level 3 of fair value hierarchy, liabilities	(2)	3
Transfers Out of Level 3	3	1
Fair value ending balance	(155)	(24)
Change in Unrealized gain (losses) on instruments still held	(108)	(6)
Derivative financial liabilities [member] | Commodity contracts [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	(10)	(1)
Total realized and unrealized gains (losses) included in income	(45)	(5)
Total realized and unrealized gains (losses) included in OCI	0	0
Movements purchases/Issuances	0	0
Movements Sales/Settlements	0	(4)
Transfers into Level 3 of fair value hierarchy, liabilities	0	0
Transfers Out of Level 3	0	0
Fair value ending balance	(55)	(10)
Change in Unrealized gain (losses) on instruments still held	(48)	(9)
Financial liabilities at fair value through profit or loss, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	(24)	(22)
Total realized and unrealized gains (losses) included in income	10	127
Total realized and unrealized gains (losses) included in OCI	0	0
Movements purchases/Issuances	(24)	(260)
Movements Sales/Settlements	36	131
Transfers into Level 3 of fair value hierarchy, liabilities	0	0
Transfers Out of Level 3	0	0
Fair value ending balance	(2)	(24)
Change in Unrealized gain (losses) on instruments still held	1	127
Trading loans securities and other [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	38	142
Total realized and unrealized gains (losses) included in income	0	0
Total realized and unrealized gains (losses) included in OCI	0	0
Movements purchases/Issuances	21	102
Movements Sales/ Settlements	(35)	(163)
Transfer Into Level 3	70	33
Transfers Out of Level 3	(2)	(76)
Fair value ending balance	92	38
Change in Unrealized gain (losses) on instruments still held	(2)	0
Trading loans securities and other [member] | Government and government-related securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	0	67
Total realized and unrealized gains (losses) included in income	0	0
Total realized and unrealized gains (losses) included in OCI	0	0
Movements purchases/Issuances	0	0
Movements Sales/ Settlements	0	(67)
Transfer Into Level 3	0	0
Transfers Out of Level 3	0	0
Fair value ending balance	0	0
Change in Unrealized gain (losses) on instruments still held	0	0
Trading loans securities and other [member] | Other debt securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	26	65
Total realized and unrealized gains (losses) included in income	(1)	1
Total realized and unrealized gains (losses) included in OCI	0	0
Movements purchases/Issuances	0	91
Movements Sales/ Settlements	(26)	(88)
Transfer Into Level 3	70	33
Transfers Out of Level 3	(2)	(76)
Fair value ending balance	67	26
Change in Unrealized gain (losses) on instruments still held	(2)	0
Trading loans securities and other [member] | Equity securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	12	10
Total realized and unrealized gains (losses) included in income	1	(1)
Total realized and unrealized gains (losses) included in OCI	0	0
Movements purchases/Issuances	21	11
Movements Sales/ Settlements	(9)	(8)
Transfer Into Level 3	0	0
Transfers Out of Level 3	0	0
Fair value ending balance	25	12
Change in Unrealized gain (losses) on instruments still held	0	0
Non trading financial assets at fair value through profit or loss [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	1,233	980
Total realized and unrealized gains (losses) included in income	33	98
Total realized and unrealized gains (losses) included in OCI	0	0
Movements purchases/Issuances	385	232
Movements Sales/ Settlements	(74)	(76)
Transfer Into Level 3	0	0
Transfers Out of Level 3	(10)	(1)
Fair value ending balance	1,567	1,233
Change in Unrealized gain (losses) on instruments still held	(5)	80
Non trading financial assets at fair value through profit or loss [member] | Securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	1,233	980
Total realized and unrealized gains (losses) included in income	33	98
Total realized and unrealized gains (losses) included in OCI	0	0
Movements purchases/Issuances	385	232
Movements Sales/ Settlements	(74)	(76)
Transfer Into Level 3	0	0
Transfers Out of Level 3	(10)	(1)
Fair value ending balance	1,567	1,233
Change in Unrealized gain (losses) on instruments still held	(5)	80
Financial assets at fair value through other comprehensive income [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	3,362	2,404
Total realized and unrealized gains (losses) included in income	3	0
Total realized and unrealized gains (losses) included in OCI	15	(10)
Movements purchases/Issuances	13	1,174
Movements Sales/ Settlements	(1,479)	(225)
Transfer Into Level 3	0	19
Transfers Out of Level 3	(3)	0
Fair value ending balance	1,911	3,362
Change in Unrealized gain (losses) on instruments still held	13	3
Financial assets at fair value through other comprehensive income [member] | Other debt securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	7	27
Total realized and unrealized gains (losses) included in income	0	0
Total realized and unrealized gains (losses) included in OCI	0	(3)
Movements purchases/Issuances	0	3
Movements Sales/ Settlements	(7)	(20)
Transfer Into Level 3	0	0
Transfers Out of Level 3	0	0
Fair value ending balance	0	7
Change in Unrealized gain (losses) on instruments still held	0	0
Financial assets at fair value through other comprehensive income [member] | Equity securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	3,355	2,377
Total realized and unrealized gains (losses) included in income	3	0
Total realized and unrealized gains (losses) included in OCI	15	(7)
Movements purchases/Issuances	13	1,171
Movements Sales/ Settlements	(1,472)	(205)
Transfer Into Level 3	0	19
Transfers Out of Level 3	(3)	0
Fair value ending balance	1,911	3,355
Change in Unrealized gain (losses) on instruments still held	$ 13	$ 3